Loans, Impaired Loans, And Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 671,675	$ 669,501
Allowance for loan losses	3,713	3,531
Loans, net of allowance	667,962	665,970
Acquired credit-impaired loans	401	453
Allowance for loan losses	16	18
Acquired credit-impaired loans, net of allowance for loan losses	385	435
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	225,481	224,957
Allowance for loan losses	103	105
Loans, net of allowance	225,378	224,852
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,852	168,722
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	41,492	47,997
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,102	5,373
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,619	2,473
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	416	392
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	171,900	172,033
Allowance for loan losses	1,124	1,101
Loans, net of allowance	170,776	170,932
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	91,716	88,889
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	46,457	49,198
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	23,769	24,071
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,452	9,361
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	506	514
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,726	35,018
Allowance for loan losses	1,097	1,003
Loans, net of allowance	34,629	34,015
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,177	7,245
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,854	9,846
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,376	11,593
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,196	6,213
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	123	121
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	238,568	237,493
Allowance for loan losses	1,389	1,322
Loans, net of allowance	237,179	236,171
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	611	563
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	118,664	118,471
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	114,324	113,950
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,969	4,509
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	554,940	550,000
Allowance for off balance sheet credit instruments	1,069	1,029
Total off balance sheet credit instruments, net of allowance	553,871	548,971
Off-balance sheet credit risks [member] | Retail exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	251,529	249,151
Off-balance sheet credit risks [member] | Retail exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	50,661	53,090
Off-balance sheet credit risks [member] | Retail exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	12,583	12,767
Off-balance sheet credit risks [member] | Retail exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,468	2,403
Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	173,837	168,316
Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	62,226	62,311
Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,636	1,962
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	649,951	648,143
Allowance for loan losses	1,640	1,628
Loans, net of allowance	648,311	646,515
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	222,698	222,509
Allowance for loan losses	25	24
Loans, net of allowance	222,673	222,485
Stage 1 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,803	168,690
Stage 1 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	41,249	47,821
Stage 1 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,677	5,106
Stage 1 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	969	892
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	165,028	165,080
Allowance for loan losses	573	574
Loans, net of allowance	164,455	164,506
Stage 1 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	90,685	87,906
Stage 1 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	45,386	48,008
Stage 1 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,756	23,008
Stage 1 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,201	6,158
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	33,414	32,796
Allowance for loan losses	396	379
Loans, net of allowance	33,018	32,417
Stage 1 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,160	7,234
Stage 1 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,777	9,780
Stage 1 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,107	11,347
Stage 1 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,370	4,435
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	228,811	227,758
Allowance for loan losses	646	651
Loans, net of allowance	228,165	227,107
Stage 1 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	118,623	118,414
Stage 1 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	109,517	108,678
Stage 1 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	671	666
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	548,236	540,607
Allowance for off balance sheet credit instruments	573	550
Total off balance sheet credit instruments, net of allowance	547,663	540,057
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	250,701	246,575
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	50,042	51,961
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	12,217	12,298
Stage 1 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,516	1,765
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	173,837	167,993
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	59,923	60,002
Stage 1 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments		13
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	18,190	18,204
Allowance for loan losses	1,293	1,217
Loans, net of allowance	16,897	16,987
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,069	1,739
Allowance for loan losses	30	34
Loans, net of allowance	2,039	1,705
Stage 2 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	49	32
Stage 2 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	243	176
Stage 2 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	425	267
Stage 2 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,352	1,264
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,534	5,622
Allowance for loan losses	370	349
Loans, net of allowance	5,164	5,273
Stage 2 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,031	983
Stage 2 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,071	1,190
Stage 2 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,013	1,063
Stage 2 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,419	2,386
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,820	1,768
Allowance for loan losses	312	283
Loans, net of allowance	1,508	1,485
Stage 2 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	17	11
Stage 2 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	77	66
Stage 2 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	269	246
Stage 2 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,457	1,445
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,767	9,075
Allowance for loan losses	581	551
Loans, net of allowance	8,186	8,524
Stage 2 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	41	57
Stage 2 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,807	5,272
Stage 2 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,919	3,746
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	6,704	9,393
Allowance for off balance sheet credit instruments	496	479
Total off balance sheet credit instruments, net of allowance	6,208	8,914
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	828	2,576
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	619	1,129
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	366	469
Stage 2 [member] | Off-balance sheet credit risks [member] | Retail exposures [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	952	638
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments		323
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Non investment grade [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,303	2,309
Stage 2 [member] | Off-balance sheet credit risks [member] | Non retail exposures [member] | Watch and classified [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,636	1,949
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,534	3,154
Allowance for loan losses	780	686
Loans, net of allowance	2,754	2,468
Acquired credit-impaired loans	401	453
Allowance for loan losses	16	18
Acquired credit-impaired loans, net of allowance for loan losses	385	435
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	714	709
Allowance for loan losses	48	47
Loans, net of allowance	666	662
Stage 3 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	298	317
Stage 3 [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	416	392
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,338	1,331
Allowance for loan losses	181	178
Loans, net of allowance	1,157	1,153
Stage 3 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	832	817
Stage 3 [member] | Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	506	514
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	492	454
Allowance for loan losses	389	341
Loans, net of allowance	103	113
Stage 3 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	369	333
Stage 3 [member] | Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	123	121
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	990	660
Allowance for loan losses	162	120
Loans, net of allowance	828	540
Stage 3 [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	611	563
Stage 3 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 379	$ 97